Supplementary Financial Statements Information (Inventories) (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
Components	$ 10,756	$ 9,690
Work in process	4,976	6,584
Finished products (including systems at customer locations not yet sold)	9,427	6,445
Total inventories	25,159	22,719
Current assets	23,693	21,336
Long-term assets	$ 1,466	$ 1,383